CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ (2,819)	$ 212	$ 578
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	3,674	1,921	4,608
Actuarial gain (loss) on defined benefit plans	(1)	(8)	6
Deferred income taxes on above items	(828)	(388)	(1,037)
Equity-accounted investments	26	51	97
Total items that will not be reclassified to net income	2,871	1,576	3,674
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(692)	(138)	(664)
Losses arising during the year on financial instruments designated as cash-flow hedges	(22)	(7)	(16)
Unrealized gain on foreign exchange swaps – net investment hedge	6	14	15
Reclassification adjustments for amounts recognized in net income	(44)	(3)	20
Deferred income taxes on above items	10	5	(2)
Total items that may be reclassified subsequently to net income	(742)	(129)	(647)
Other comprehensive income	2,129	1,447	3,027
Comprehensive income (loss)	(690)	1,659	3,605
Comprehensive income (loss) attributable to:
The partnership	(1,969)	680	907
Comprehensive income (loss)	(690)	1,659	3,605
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income (loss)	(690)	1,659	3,605
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	(690)	1,659	3,605
Participating non-controlling interests – in operating subsidiaries
Net income (loss)	(92)	36	502
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	1,382	912	2,156
Comprehensive income (loss) attributable to:
Non-controlling interests	1,290	948	2,658
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income (loss)	11	11	4
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	(22)	20	36
Comprehensive income (loss) attributable to:
Non-controlling interests	$ (11)	$ 31	$ 40